Document and Entity Information	Feb. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001173204
Document Type	8-K
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	Cineverse Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-31810
Entity Tax Identification Number	22-3720962
Entity Address, Address Line One	237 West 35th Street
Entity Address, Address Line Two	Suite 500
Entity Address, Address Line Three	#947
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	206-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	CLASS A COMMON STOCK, PAR VALUE $0.001 PER SHARE
Trading Symbol	CNVS
Security Exchange Name	NASDAQ